Borrowings - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) bank trust	Dec. 31, 2014 USD ($)
Debt Disclosure [Abstract]
Advances from the FHLB	$ 25.0	$ 165.8
Number of regional banking institutions | bank	2
Total fund lines maintained but not utilized by the company	$ 87.8	$ 63.7
Number of trusts | trust	4
Trust preferred securities	$ 29.7
Minimum
Loans (Textual) [Abstract]
Effective interest rate	5.45%
Maximum
Loans (Textual) [Abstract]
Effective interest rate	6.60%